Borrowings	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Borrowings

11. BORROWINGS

As of December 31, 2024 and 2025, the Group had short-term borrowings primarily from banks with weighted average interest rates of approximately 5.6% and 4.3% per annum, respectively. The group also had long-term borrowing from banks with average interest rate of 3.9% and 3.5% per annum as of December 31, 2024 and 2025. Such borrowings are denominated in RMB and USD. All of the borrowings are designated to support the Group’s general operation or construction in progress and could not be used to fund the Group's financing receivables.

The Group’s certain short-term borrowings, amounting to RMB49.8 million as of December 31, 2024 are collateralized by a pledge of the Group’s time deposits of RMB50.0 million. As of December 31, 2025, time deposits of RMB80.0 million are pledged for the Group's short-term borrowings of RMB180.0 million.

The Group’s long-term borrowings, amounting to RMB585 million and RMB660 million, as December 31, 2024 and 2025, are collateralized by a pledge of the Group’s land use right.